Investment Risks - THE COMMUNITY DEVELOPMENT FUND	Aug. 27, 2025
Interest Rate Risk [Member]
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Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Mortgage-Backed Securities Risk
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Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described above, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

CRA-Qualified Investments Risk
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CRA-Qualified Investments Risk — The Adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them; however, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goals of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Adviser (or the Fund’s sub-adviser, MetLife Investment Management, LLC (the “Sub-Adviser”)) to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of longer-term investments believed to be CRA-qualified. Also, CRA-qualified investments in geographic areas sought by the Fund may not provide as favorable return as CRA-qualified investments in other geographic areas. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying and similar purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Regional Focus Risk
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Regional Focus Risk — To the extent that it focuses its investments in a particular geographic region for CRA accreditation purposes, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and states or municipalities within that region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

U.S. Government Securities Risk
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U.S. Government Securities Risk — Although U.S. Government Securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Derivatives Risk
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Derivatives Risk — The Fund’s use of derivatives is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk, liquidity risk and market risk are described above. Leverage risk is described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Prepayment Risk [Member]
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Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Asset-Backed Securities Risk
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Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Investment Style Risk
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Risk [Text Block]	Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.
Market Risk
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Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Credit Risk [Member]
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Risk [Text Block]	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Extension Risk
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Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.
Liquidity Risk
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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

SOFR
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SOFR — Public and private sector actors have worked to establish alternative reference rates, like the Secured Overnight Financing Rate (“SOFR”), to be used in place of the London Interbank Offered Rate (“LIBOR”), the publication of which has ceased. Certain floating or variable rate obligations or investments of the Fund may reference SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities or tenors. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates during certain periods. SOFR has a limited history. There is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, is not known based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Leverage Risk
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Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Repurchase Agreement Risk
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Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Convertible Securities Risk
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Convertible Securities Risk — Convertible securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks.

Corporate Fixed Income Securities Risk
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Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Exchange-Traded Funds (ETFs) Risk
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Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.